UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/     Howard M. Felson     New York, New York     February 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $280,770 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-12302                     Allen Operations LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     4007    52500 SH       DEFINED 1               52500        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    24079  3510000 SH       DEFINED 1             3510000        0        0
EL PASO CORP                   COM              28336L109     5314   200000 SH       DEFINED 1              200000        0        0
GOODRICH CORP                  COM              382388106    40202   325000 SH       DEFINED 1              325000        0        0
GRIFOLS S A                    SPONSORED ADR    398438309     9257  1673969 SH       DEFINED 1             1673969        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    10003   194500 SH       DEFINED 1              194500        0        0
MARRIOTT VACATIONS WRLDWDE C   COM              57164Y107    10751   626529 SH       DEFINED 1              626529        0        0
MOSAIC CO NEW                  COM              61945C103     7439   147500 SH       DEFINED 1              147500        0        0
MOTOROLA MOBILITY HLDGS INC    COM              620097105    37830   975000 SH       DEFINED 1              975000        0        0
PHARMASSET INC                 COM              71715N106     9615    75000 SH       DEFINED 1               75000        0        0
PHARMERICA CORP                COM              71714F104     9867   650000 SH       DEFINED 1              650000        0        0
RALCORP HLDGS INC NEW          COM              751028101    14962   175000 SH       DEFINED 1              175000        0        0
SEMGROUP CORP                  CL A             81663A105     6385   245000 SH       DEFINED 1              245000        0        0
SOUTHERN UN CO NEW             COM              844030106    16011   380200 SH       DEFINED 1              380200        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    13147    86500 SH       DEFINED 1               86500        0        0
SUNOCO INC                     COM              86764P109    21330   520000 SH       DEFINED 1              520000        0        0
TAM SA                         SP ADR REP PFD   87484D103    11155   576443 SH       DEFINED 1              576443        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    12378   265000 SH       DEFINED 1              265000        0        0
VERINT SYS INC                 COM              92343X100    11636   422500 SH       DEFINED 1              422500        0        0
WILLIAMS COS INC DEL           EX DISTRIB       969457142     5402   200000 SH       DEFINED 1              200000        0        0